SCHEDULE OF MOVEMENT OF ALLOWANCES OF EXPECTED CREDIT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Receivables [Abstract]
Balance at beginning of the period	$ 20,322	$ 49,573
Provision (Reversal of)	19,064	(29,251)
Balance at end of the period	$ 39,386	$ 20,322